Note 12 - Estimated Fair Value of Outstanding Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Class of Warrant or Right, Outstanding	5,273,820	5,330,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,693,700	4,743,700
Term	5 years	5 years
Warrant exercise price (in dollars per share)	$ 2.80	$ 2.80
Fair value - liability	$ 1,840	$ 3,216